STOCK-BASED COMPENSATION PLANS - Assumptions in estimating the fair value of awards (Details) - Ultimate parent corporation stock option plan	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
STOCK-BASED COMPENSATION PLANS
Risk-free interest rate	3.06%	3.38%
Distribution yield	4.14%	3.81%
Expected volatility	22.19%	22.73%
Expected remaining life (years)	3.7	4